Cover	Nov. 15, 2023
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Entity Registrant Name	Mercury Systems, Inc.
Entity Incorporation, State or Country Code	MA
Entity File Number	000-23599
Entity Tax Identification Number	04-2741391
Entity Address, Address Line One	50 Minuteman Road,
Entity Address, City or Town	Andover,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	256-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MRCY
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001049521